Cover	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity File Number	333-250025
Entity Registrant Name	MEDICALE CORP.
Entity Central Index Key	0001827855
Entity Tax Identification Number	98-1556944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9314 Forest Hill Blvd
Entity Address, Address Line Two	#929
Entity Address, City or Town	Wellington
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33411
City Area Code	(407)
Local Phone Number	245-7339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false